Note 6 - Notes Payable (Details) - Future Principal Payments (Bridge Bank, National Association [Member], USD $)	Dec. 31, 2014	Jun. 17, 2013
Note 6 - Notes Payable (Details) - Future Principal Payments [Line Items]
Unrecognized discount		$ (81,449)
Powerhouse One, LLC [Member]
Note 6 - Notes Payable (Details) - Future Principal Payments [Line Items]
2015	249,816
2016	280,056
2017	4,173,164
Total principal payments	4,703,036
Unrecognized discount	(50,057)
Note payable at December 31, 2014	$ 4,652,979